Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	$ 62,819
Amortization of intangible assets	30,128	$ 9,226
Intangible assets other than goodwill at end of period	234,493	62,819
Acquired software technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	19,617
Intangible assets other than goodwill at end of period	42,244	19,617
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	43,202
Intangible assets other than goodwill at end of period	192,249	43,202
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	90,061	20,634
Acquired through business combinations	197,199	71,579
Exchange differences	5,714
Intangible assets other than goodwill at end of period	292,974	90,061
Gross carrying amount | Acquired software technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	39,591	17,971
Acquired through business combinations	31,700	22,265
Exchange differences	1,593
Intangible assets other than goodwill at end of period	72,884	39,591
Gross carrying amount | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	50,470	2,663
Acquired through business combinations	165,499	49,314
Exchange differences	4,121
Intangible assets other than goodwill at end of period	220,090	50,470
Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(27,242)	(18,016)
Exchange differences	1,111	(2,152)
Amortization of intangible assets	30,128	9,226
Intangible assets other than goodwill at end of period	(58,481)	(27,242)
Accumulated depreciation, amortisation and impairment | Acquired software technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(19,974)	(15,353)
Exchange differences	424	(645)
Amortization of intangible assets	10,242	4,621
Intangible assets other than goodwill at end of period	(30,640)	(19,974)
Accumulated depreciation, amortisation and impairment | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(7,268)	(2,663)
Exchange differences	687	(1,507)
Amortization of intangible assets	19,886	4,605
Intangible assets other than goodwill at end of period	$ (27,841)	$ (7,268)